Information on remuneration (Tables)	12 Months Ended
Dec. 31, 2021
Information on remuneration [Abstract]
Information on remuneration - Remuneration costs of the Executive Committee [Text Block]

Philips Group

Remuneration costs of the Executive Committee1)

in EUR

	2019	2020	2021
Base salary/Base compensation	9,241,364	9,299,794	9,598,588
Annual incentive2)	5,566,763	6,726,768	5,250,408
Performance shares3)4)	11,143,320	13,153,975	12,610,073
Restricted share rights3)	168,404	288,372	1,380,644
Pension allowances5)	2,076,834	2,054,570	2,107,953
Pension scheme costs	440,003	382,513	306,694
Other compensation6)	1,331,990	1,264,908	2,104,044
Total	29,968,678	33,170,901	33,358,405
1)The Executive Committee consisted of 13 members as per December 31, 2021 (2020: 15 members; 2019: 14 members)2)The annual incentives are related to the performance in the year reported which are paid out in the subsequent year.3)Costs of performance shares and restricted share rights are based on accounting standards (IFRS) and do not reflect the value of performance shares at the vesting/release date4)For 2021, a release of EUR 0 (2020: EUR 554,437; 2019: EUR 0) is included due to non-vesting of performance shares5)Pension allowances are gross taxable allowances paid to the Executive Committee members in the Netherlands. These allowances are part of the pension arrangement6)The stated amounts mainly concern (share of) allowances to members of the Executive Committee that can be considered as remuneration. In a situation where such a share of an allowance can be considered as (indirect) remuneration (for example, private use of the company car), then the share is both valued and accounted for here. The method employed by the fiscal authorities is the starting point for the value stated

Information on remuneration - Remuneration costs of individual members of the Board of Management [Text Block]

Philips Group

Remuneration costs of individual members of the Board of Management in EUR

	base compensation/salary	annual incentive1)	performance shares2)	restricted share rights2)	pension allowances3)	pension scheme costs	other compensation	total costs
2021
F.A. van Houten	1,325,000	850,915	2,626,295	-	565,403	27,462	57,224	5,452,299
A. Bhattacharya	790,000	360,103	1,172,533	-	233,857	27,462	68,908	2,652,864
M.J. van Ginneken	605,000	317,192	886,035	-	150,755	27,462	42,610	2,029,054
	2,720,000	1,528,211	4,684,863	-	950,014	82,387	168,742	10,134,217

2020
F.A. van Houten	1,325,000	1,298,500	2,874,467	-	565,922	27,001	62,176	6,153,067
A. Bhattacharya	785,000	596,600	1,295,996	-	233,126	27,001	70,267	3,007,990
M.J. van Ginneken	580,000	437,920	952,453	-	158,800	27,001	46,986	2,203,160
	2,690,000	2,333,020	5,122,916	-	957,849	81,004	179,428	11,364,217
2019
F.A. van Houten	1,295,000	1,091,800	2,235,166	-	559,052	26,380	52,713	5,260,111
A. Bhattacharya	770,000	517,472	995,483	-	230,006	26,380	63,265	2,602,606
M.J. van Ginneken	571,250	335,685	713,815	-	171,018	26,380	38,278	1,856,426
	2,636,250	1,944,957	3,944,464	-	960,076	79,140	154,256	9,719,143
1)The annual incentives are related to the performance in the year reported which are paid out in the subsequent year.2)Costs of performance shares and restricted share rights are based on accounting standards (IFRS) and do not reflect the value of performance shares at the vesting/release date3)The stated amounts mainly concern (share of) allowances to members of the Board of Management that can be considered as remuneration. In a situation where such a share of an allowance can be considered as (indirect) remuneration (for example, private use of the company car), then the share is both valued and accounted for here. The method employed by the fiscal authorities is the starting point for the value stated.

Information on remuneration - Accumulated annual pension entitlements and pension-related costs [Text Block]

Philips Group

Accumulated annual pension entitlements and pension-related costs in EUR unless otherwise stated

	age at December 31, 2021	accumulated annual pension as of December 31, 2021	total pension related costs
F.A. van Houten	61	331,208	592,865
A. Bhattacharya	60	35,102	261,319
M.J. van Ginneken	48	48,015	178,217
Pension costs			1,032,402

Information on remuneration - Remuneration of the Supervisory Board [Text Block]

Philips Group

Remuneration of the Supervisory Board

in EUR

	membership	committees	other compensation1)	total
2021
F. Sijbesma	141,301	27,808	8,237	177,346
P.A.M. Stoffels	109,863	27,808	4,769	142,440
J. van der Veer	53,507	12,082	3,916	69,505
C.A. Poon	39,699	16,915	783	57,397
N. Dhawan	100,000	18,000	2,269	120,269
O. Gadiesh	34,521	4,833	783	40,137
D.E.I. Pyott	100,000	36,370	2,269	138,639
A.M. Harrison	100,000	14,000	2,269	116,269
M.E. Doherty	100,000	27,000	4,769	131,769
P. Löscher	100,000	32,000	4,769	136,769
I. Nooyi	100,000	14,000	2,269	116,269
S.K. Chua	65,753	11,836	1,492	79,081
	1,044,644	242,652	38,595	1,325,891
2020
J. van der Veer	155,000	35,000	11,345	201,345
C.A. Poon	115,000	49,000	7,269	171,269
N. Dhawan	100,000	18,000	7,269	125,269
O. Gadiesh	100,000	14,000	2,269	116,269
D.E.I. Pyott	100,000	42,000	12,269	154,269
P.A.M. Stoffels	100,000	9,333	9,769	119,102
A.M. Harrison	100,000	14,000	2,269	116,269
M.E. Doherty	100,000	24,000	9,769	133,769
P. Löscher	66,667	21,333	1,513	89,513
F. Sijbesma	76,667	9,333	1,513	87,513
	1,013,333	236,000	65,254	1,314,587
2019
J. van der Veer	155,000	35,000	7,000	197,000
C.A. Poon	115,000	50,167	22,000	187,167
H.N.F.M. von Prondzynski	33,333	16,333	5,667	55,333
J.P. Tai	25,000	10,250	5,500	40,750
N. Dhawan	100,000	18,000	27,000	145,000
O. Gadiesh	100,000	19,833	12,000	131,833
D.E.I. Pyott	100,000	41,500	17,000	158,500
P.A.M. Stoffels	100,000	-	14,500	114,500
A.M. Harrison	100,000	9,333	12,000	121,333
M.E. Doherty	41,667	1,500	8,333	51,500
	870,000	201,916	131,000	1,202,916
1)The amounts mentioned under other compensation relate to the fee for intercontinental travel, inter-European travel, the entitlement of EUR 2,000 under the Philips product arrangement and the annual fixed net expense allowance.

Information on remuneration - Shares held by Board members [Text Block]

Philips Group

Shares held by Board members1)2)

in number of shares

	December 31, 2020	December 31, 2021
F.A. van Houten	424,029	525,761
A. Bhattacharya	123,077	148,365
M.J. van Ginneken	88,996	110,528
1)Reference date for board membership is December 31, 2021. 2)The total shares held by the members of the Board of Management is less than 1% of the company's issued share capital.